SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2010	Dec. 31, 2005
Accounting Policies [Line Items]
Property, Plant and Equipment, Depreciation Methods	straight-line method
Finite-Lived Intangible Assets, Amortization Method	straight-line method
Nasl [Member] | Minimum [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life		13 years
Nasl [Member] | Maximum [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life		18 years
Patents
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life			11 years